                  USAA Life Insurance Company
                  Variable Annuity
                  ==============================================================
                  Annual Report

                  December 31, 1999


                                                                     [USAA Logo]


Table of Contents
====================================================================================================================================
                                                        President's Message...............................................  iii

                                                        USAA Life Insurance Company Variable Annuity
                                                        Separate Account

                                                        Overview of the Variable Annuity Fund Accounts....................  A-2
                                                        Independent Auditors' Report......................................  A-3
                                                        Statements of Assets and Liabilities..............................  A-4
                                                        Statements of Operations..........................................  A-5
                                                        Statements of Changes in Net Assets...............................  A-6
                                                        Notes to Financial Statements.....................................  A-8

                                                        USAA Life Investment Trust

                                                        USAA Life Fund Overviews..........................................  B-3
                                                        Independent Auditors' Report...................................... B-21
                                                        Portfolios of Investments......................................... B-22
                                                        Notes to Portfolios of Investments................................ B-41
                                                        Statements of Assets and Liabilities.............................. B-42
                                                        Statements of Operations.......................................... B-43
                                                        Statements of Changes in Net Assets............................... B-44
                                                        Notes to Financial Statements..................................... B-46

                                                        Scudder Variable Life Investment Fund (VLIF)
                                                        Capital Growth Portfolio

                                                        Letter from the Fund's President..................................  C-3
                                                        Portfolio Management Discussion...................................  C-4
                                                        Performance Update................................................  C-5
                                                        Portfolio Summary.................................................  C-6
                                                        Investment Portfolios, Financial Statements, and Financial
                                                          Highlights......................................................  C-7
                                                        Notes to Financial Statements..................................... C-15
                                                        Report of Independent Accountants................................. C-18
                                                        Tax Information................................................... C-19
                                                        About the Fund's Adviser.......................................... C-20

                                                        The Alger American Fund
                                                        Alger American Growth Portfolio

                                                        Portfolio Highlights..............................................  D-4
                                                        Schedule of Investments...........................................  D-5
                                                        Financial Highlights..............................................  D-7
                                                        Statement of Assets and Liabilities...............................  D-8
                                                        Statement of Operations...........................................  D-9
                                                        Statement of Changes in Net Assets................................ D-10
                                                        Notes to Financial Statements..................................... D-11
                                                        Report of Independent Public Accountants.......................... D-13


Table of Contents, Continued
====================================================================================================================================
                                                        BT Insurance Funds Trust

                                                        Equity 500 Index Fund
                                                        Letter to Shareholders............................................  E-5
                                                        Schedule of Investments...........................................  E-7
                                                        Statement of Assets and Liabilities............................... E-12
                                                        Statement of Operations........................................... E-13
                                                        Statements of Changes in Net Assets............................... E-14
                                                        Financial Highlights.............................................. E-15
                                                        Notes to Financial Statements..................................... E-16
                                                        Report of Independent Auditors.................................... E-18
                                                        Proxy Voting Results.............................................. E-19

                                                        Small Cap Index Fund
                                                        Letter to Shareholders............................................ E-23
                                                        Schedule of Investments........................................... E-25
                                                        Statement of Assets and Liabilities............................... E-42
                                                        Statement of Operations........................................... E-43
                                                        Statements of Changes in Net Assets............................... E-44
                                                        Financial Highlights.............................................. E-45
                                                        Notes to Financial Statements..................................... E-46
                                                        Report of Independent Auditors.................................... E-48
                                                        Proxy Voting Results.............................................. E-49

                                                        EAFE(R) Equity Index Fund
This report is for the information of USAA Life         Letter to Shareholders............................................ E-53
Variable Annuity contract holders and others who        Schedule of Investments........................................... E-56
have received a copy of the currently effective         Statement of Assets and Liabilities............................... E-64
Variable Annuity prospectus. It may be used as          Statement of Operations........................................... E-65
sales literature only when preceded or accompanied      Statements of Changes in Net Assets............................... E-66
by a current prospectus which includes complete         Financial Highlights.............................................. E-67
information. The USAA Life Variable Annuity is          Notes to Financial Statements..................................... E-68
distributed by USAA Investment Management Company,      Report of Independent Auditors.................................... E-70
a registered broker dealer.                             Proxy Voting Results.............................................. E-71

                   USAA LIFE VARIABLE ANNUITY ANNUAL REPORT
--------------------------------------------------------------------------------
                              President's Message


from the desk of Ed Rosane

[Photo of Ed Rosane]

I'm delighted to report that 1999 marked another year of solid growth for the Dow Jones Industrial Average, which closed at 11,497 on December 31. However, the Bond Market didn't fare as well. The 30-year Treasury Bond yield rose over 6%, causing bond prices to drop. This was due to three separate increases of
 .25% in June, August and November to the Federal Funds Rate.

Whether you selected stocks or bonds to fund your variable annuity, remember that conventional wisdom still holds that one of the best ways to plan for a successful retirement is to diversify your portfolio. As you know, USAA Life's Variable Annuity may help you do just that. See page A-2 of this report for accumulation unit values and an overview of historical performance of your funds.

                                                    ----------------------------
                                                      1999  ANNUAL REPORT  iii

                   USAA LIFE VARIABLE ANNUITY ANNUAL REPORT
--------------------------------------------------------------------------------
                              President's Message


Annuitization: Income to Last a Lifetime

One important way to secure your retirement is through annuitization. Fixed annuitization can be a means of guaranteeing an income stream. Some options provide income for life while others can be selected for a specified period of time or dollar amount. Depending on the option you select, annuity income can even continue to your beneficiaries if you die before the end of the guaranteed period.

As an owner of a variable annuity, you have the option to annuitize your contract when you decide to access your money. The following are a few of the fixed annuity payout options from which you can choose.

Income Payments for Life with a Certain Period Guaranteed

This option guarantees payments for the life of the annuitant. In addition, the annuitant can designate a beneficiary who, upon the death of the annuitant, will continue to receive payments for the remainder of the contract's guaranteed period.

Joint and Survivor Life Income

Under this option, the annuitant and a joint annuitant are guaranteed payments as long as they live. If either the annuitant or the joint annuitant die, the payments will continue to be made to the survivor for the remainder of his/her life.

Income Payments for Life

You are guaranteed payments for the rest of your life under this option. The highest possible income for a lifetime is provided because there is no designated beneficiary and the payments stop upon the death of the annuitant.

Income for a Specified Period

This option guarantees payments for whatever period of time the annuitant specifies (not to exceed 30 years). If the annuitant dies before the end of the period, the remaining payments are made to the beneficiary.

Comparing Annuitization Options

Fixed annuitization can mean you never have to worry about outliving your savings. Hopefully after reviewing the above annuitization options, you will have a better idea of how your savings for retirement can be converted into retirement income.

Looking Forward

I have enjoyed serving as your president and chief executive officer. However as of March 1, 2000, I am retiring from USAA Life Insurance Company.

As your new president, Jim Middleton will uphold our standards of excellence. Jim joined USAA in 1988 and most recently served as senior vice president of USAA Life's Operations Integration and Program Control. Jim is a retired Air Force Colonel whose service includes two tours at the Pentagon and a variety of executive positions, including serving as the executive officer to a Major Air Command.

I am confident that you will continue to enjoy USAA's commitment to integrity demonstrated in our exceptional products and services.

I hope you will find the information contained in this Report useful and educational. As always, our salaried account representatives can answer any questions you may have. Just call USAA Life at 1-800-531-2923 (282-3460 in San Antonio.) We will continue to provide the high-quality service you expect.

Sincerely,

/s/ Edwin L. Rosane
----------------------------
Edwin L. Rosane, CLU, FLMI
President
USAA Life Insurance Company

__________________________________

Some monies withdrawn before age 59 1/2 may be subject to a 10% federal tax penalty. Money not previously taxed is taxed as income when withdrawn when you may be in a lower tax bracket. Operating expenses for the underlying funds continue throughout the life of the Variable Annuity. USAA Life's Variable Annuity is distributed by USAA Investment Management Company, a registered broker dealer.


----------------------------
  iv   ANNUAL REPORT  1999

                                                     USAA Life Insurance Company
                                               Variable Annuity Separate Account
================================================================================
                                                                   Annual Report

                                                               December 31, 1999


                                                                     [USAA Logo]

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
                                  AN OVERVIEW


                                                                                                 December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     AUV Average     AUV Average      AUV Average
                                                                     Accumulation       Annual          Annual           Annual
                                                       Inception      Unit Value     Total Return    Total Return     Total Return
Fund Account                  Objective                   Date           (AUV)         One Year       Three Year     Since Inception

------------------------------------------------------------------------------------------------------------------------------------
                 Seeks the highest level of current
USAA Life        income consistent with preservation of
Money Market     capital and maintenance of liquidity     2/6/95        $ 1.23            4.01%           4.15%            4.18%
                                                                                                                       (7-day yield
                                                                                                                         is 4.98%)

USAA Life        Seeks maximum current income without
Income           undue risk to principal                  2/6/95        $13.26           -5.99%           3.91%            5.84%

USAA Life
Growth and       Seeks capital growth and current
Income           income                                   2/6/95        $23.30           13.73%          14.64%           18.76%

USAA Life
World Growth*    Seeks long-term capital appreciation     2/6/95        $23.21           29.84%          17.39%           18.66%

USAA Life        Seeks long-term capital growth,
Diversified      consistent with preservation of
Assets           capital and balanced by current income   2/6/95        $19.19            6.67%          11.42%           14.14%

USAA Life
Aggressive
Growth**         Seeks appreciation of capital           5/1/97        $26.99           92.59%             --            44.94%

USAA Life        Seeks capital appreciation with current
International*   income as a secondary objective          5/1/97        $13.27           27.07%             --            11.07%

Scudder VLIF
Capital Growth   Seeks to maximize long-term
Portfolio        capital growth                           2/6/95        $32.82           34.14%          30.05%           27.35%

Alger American   Seeks long-term capital
Growth Portfolio appreciation                             2/6/95        $35.58           32.67%          34.27%           29.47%

                 Seeks to match as closely as
                 possible the performance of the
BT Equity        S&P 500 (R) Index, before the
500 Index        deduction of Fund expenses               5/1/98        $13.15           19.32%             --            17.70%

                 Seeks to match as closely as
                 possible the performance of the
                 Russell 2000 (R) Small Stock
BT Small         Index before the deduction of
Cap Index        Fund expenses                            5/1/98        $10.53           19.06%             --             3.01%

                 Seeks to match as closely as
                 possible the performance of the
                 Morgan Stanley Capital
                 International Europe Australia
BT EAFE (R)      Far East (EAFE  (R)) Index before
Equity Index*    the deduction of Fund expenses           5/1/98        $13.15           26.46%             --            17.73%
----------------------

The 7-day yield quotation more closely reflects the current earnings of the fund than the total return quotation. An investment in the USAA Life Money Market Fund is not insured or guaranteed by the F. D. I. C. or any other Government agency. Although the fund seeks to preserve a stable value, it is possible to lose money by investing in the fund. The 7-day yield reflects the 7-day period ending December 31, 1999.

 * Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

** The performance of the USAA Life Aggressive Growth Fund Account will reflect the volatility of investments in small cap stocks and initial public offerings.

The performance data quoted represent past performance and do not represent the actual experience of amounts invested by a particular owner. Past performance is not a guarantee of future results.

Variable insurance products are subject to market risk, including potential fluctuations in investment return and potential loss of principal.

The AUV total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission which includes the deduction of contract charges.

----------------------------
  A-2  ANNUAL REPORT  1999

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Independent Auditors' Report


To the Board of Directors of USAA Life Insurance Company and Contractowners of the Separate Account of USAA Life Insurance Company:

We have audited the accompanying statements of assets and liabilities as of December 31, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the unit value information presented in note 5 for each of the years or periods in the five-year period then ended, for the USAA Life Money Market Fund Account, USAA Life Income
Fund Account, USAA Life Growth and Income Fund Account, USAA Life World
Growth Fund Account, USAA Life Diversified Assets Fund Account, USAA Life Aggressive Growth Fund Account, USAA Life International Fund Account, the
Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (Scudder VLIF Capital Growth Portfolio Fund Account), the Fund Account of the American Growth Portfolio of the Alger American Fund (Alger American Growth Portfolio Fund Account), and the Fund Accounts of the Equity 500 Index Fund, Small Cap Index Fund and EAFE(R)
Equity Index Fund, which are funds of the Bankers Trust (BT) Insurance
Funds Trust series (BT Equity 500 Index Fund Account, BT Small Cap Index Fund Account and BT EAFE(R) Equity Index Fund Account), available within the Separate Account of USAA Life Insurance Company. These financial statements and the unit value information are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and unit value information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the unit value information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1999 were verified by examination of the underlying portfolios of the USAA Life Investment Trust or through confirmation for the Scudder, Alger, and BT Insurance Funds Trust Funds' portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the unit value information referred to above present fairly, in all material respects, the financial position of the aforementioned fund accounts available within the Separate Account of USAA Life Insurance Company as of December 31, 1999, and the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the unit value information for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.


San Antonio, Texas                                          /s/ KPMG LLP
February 4, 2000                                                KPMG LLP

                                                    ----------------------------
                                                     1999   ANNUAL REPORT  A-3

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                     STATEMENTS OF ASSETS AND LIABILITIES

VARIABLE FUND ACCOUNTS  (In Thousands, except Per Unit Data)  December 31, 1999

                                                                                                             Investment at
                                                                Fund Shares                 Cost              Market Value
                                                                -----------           --------------         --------------
Assets
  Investments at market value:
    USAA Life Money Market Fund                                   31,157              $    31,157              $ 31,157
    USAA Life Income Fund                                          1,761                   19,370                16,099
    USAA Life Growth and Income Fund                               4,472                   80,031                83,852
    USAA Life World Growth Fund                                    1,461                   20,975                23,335
    USAA Life Diversified Assets Fund                              3,209                   45,834                39,823
    USAA Life Aggressive Growth Fund                                 851                   14,261                21.298
    USAA Life International Fund                                     169                    1,857                 2,226
    Scudder VLIF Capital Growth Portfolio - Class A shares         2,070                   43,665                60,299
    Alger American Growth Portfolio                                1,598                   74,700               102,851
    BT Equity 500 Index Fund                                       2,007                   25,885                30,460
    BT Small Cap Index Fund                                          400                    4,050                 4,642
    BT EAFE(R) Equity Index Fund                                     103                    1,214                 1,400
                                                                                      -----------              --------
              Total investments                                                       $   362,999               417,442

Liabilities
        Payable to USAA Life Insurance Company                                                                        3
                                                                                                               --------
                   Net assets                                                                                  $417,442
                                                                                                               ========

                                                               Fund Account         Accumulation
                                                                  Units              Unit Value          Annuity Reserves
                                                               -------------        ------------         ----------------
Net assets
  Deferred annuity contracts in the accumulation period:
    USAA Life Money Market Fund Account                           25,382              $ 1.227534               $ 31,157
    USAA Life Income Fund Account                                  1,208               13.262741                 16,025
    USAA Life Growth and Income Fund Account                       3,598               23.296591                 83,822
    USAA Life World Growth Fund Account                            1,003               23.209674                 23,274
    USAA Life Diversified Assets Fund Account                      2,072               19.192009                 39,769
    USAA Life Aggressive Growth Fund Account                         789               26.991318                 21,297
    USAA Life International Fund Account                             168               13.269162                  2,226
    Scudder VLIF Capital Growth Portfolio Fund Account             1,837               32.816021                 60,299
    Alger American Growth Portfolio Fund Account                   2,885               35.583778                102,666
    BT Equity 500 Index Fund Account                               2,317               13.147788                 30,460
    BT Small Cap Index Fund Account                                  441               10.526480                  4,642
    BT EAFE(R) Equity Index Fund Account                             106               13.154856                  1,400
                                                                                                               ---------

              Net assets attributable to contractowners'
               deferred annuity reserves                                                                        417,037
  Annuity contracts in the annuity period:
    USAA Life Income Fund Account                                      6               13.262741                     74
    USAA Life Growth and Income Fund Account                           1               23.296591                     29
    USAA Life World Growth Fund Account                                2               23.209674                     61
    USAA Life Diversified Assets Fund Account                          3               19.192009                     54
    Alger American Growth Portfolio Fund Account                       5               35.583778                    184
                                                                                                               ---------
              Net assets attributable to contractowners'
               annuity payment reserves                                                                             402
                                                                                                               ---------
                   Net assets                                                                                  $417,439
                                                                                                               =========

See accompanying Notes to Financial Statements on page A-8.

-----------------------------
 A-4    ANNUAL REPORT   1999

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                           Statements of Operations

VARIABLE FUND ACCOUNTS (In Thousands)      Year Ended December 31, 1999

                                                                                                       Scudder VLIF     Alger
                         USAA Life           USAA Life  USAA Life  USAA Life   USAA Life                 Capital       American
                          Money    USAA Life  Growth      World   Diversified  Agressive  USAA Life      Growth         Growth
                          Market    Income   and Income  Growth     Assets      Growth   International  Portfolio      Portfolio
                           Fund     Fund       Fund       Fund       Fund        Fund       Fund          Fund           Fund
                          Account  Account   Account     Account    Account    Account     Account       Account        Account
                          -------  -------   -------     -------    -------    -------     -------       -------        -------
NET INVESTMENT INCOME (loss):
  Income
    Dividends from
    investments           $ 1,408  $ 1,519    $ 1,074    $   180    $ 1,359    $     -     $    17      $   117         $   102
                          -------  -------    -------    -------    -------    -------     -------      -------         -------
  Expenses
    Mortality and
      expense risk
      charge                  189      127        517        127        251         58          11          297             512
    Administrative charge      29       20         79         19         39          9           2           46              79
                          -------  -------    -------    -------    -------    -------     -------      -------         -------
       Total expenses         218      147        596        146        290         67          13          343             591
                          -------  -------    -------    -------    -------    -------     -------      -------         -------
         Net investment
           income (loss)    1,190    1,372        478         34      1,069        (67)          4         (226)           (489)
                          -------  -------    -------    -------    -------    -------     -------      -------         -------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
    on sale of investments      -     (442)     2,952        578        640        182          (6)       1,235           3,800
  Capital gains distrobutions   -      357      7,239      3,326      8,488      1,404           -        4,239           7,000
                          -------  -------    -------    -------    -------    -------     -------      -------         -------
     Net realized gain (loss)   -      (85)    10,191      3,904      9,128      1,586          (6)       5,474          10,800
  Change in net unrealized
    appreciation/
    depreciation                -   (2,466)      (631)     1,396     (7,854)     6,465         450        9,513          12,971
                          -------  -------    -------    -------    -------    -------     -------      -------         -------
       Net realized and
         unrealized gain
         (loss) on
         investments            -   (2,551)     9,560      5,300      1,274      8,051         444       14,987          23,771
                          -------  -------    -------    -------    -------    -------     -------      -------         -------
Increase (decrease) in net
  assets resulting from
  operations              $ 1,190  $(1,179)   $10,038    $ 5,334    $ 2,343    $ 7,984     $   448      $14,761         $23,282
                          =======  =======    =======    =======    =======    =======     =======      =======         =======


                                          BT             BT              BT
                                      Equity 500      Small Cap      EAFE(R) Equity
                                        Index          Index            Index
                                     Fund Account    Fund Account    Fund Account
NET INVESTMENT INCOME (loss):
  Income
    Dividends from investments         $   193        $    46          $    21
                                       -------        -------          -------
  Expenses
    Mortality and expense
      risk charge                          146             23                7
    Administrative charge                   22              4                1
                                       -------        -------          -------
      Total expenses                       168             27                8
                                       -------        -------          -------
        Net investment
          income (loss)                     25             19               13
                                       -------        -------          -------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
    on sale of investments                 551            (63)              57
  Capital gains distrobutions               91            130               39
                                       -------        -------          -------
     Net realized gain (loss)              642             67               96
  Change in net unrealized
    appreciation/depreciation            3,398            615              158
                                       -------        -------          -------
      Net realized and
        unrealized gain (loss)
        on investments                   4,040            682              254
                                       -------        -------          -------
Increase (decrease) in net
  assets resulting from
  operations                           $ 4,065        $   701          $   267
                                       =======        =======          =======

  See accompanying Notes to Financial Statements on page A-8.

                                                    1999   ANNUAL REPORT   A-5

                Separate Account of USAA Life Insurance Company
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets

Variable Fund Accounts (In Thousands)                    Year Ended December 31,

                                          USAA Life             USAA Life             USAA Life                   USAA Life
                                         Money Market            Income            Growth and Income             World Growth
                                         Fund Account          Fund Account           Fund Account               Fund Account
                                  ------------------------- -------------------  -----------------------   -------------------------
                                     1999         1998         1999      1998        1999        1998          1999         1998
                                  ---------    -----------  ---------  --------  -----------   ---------   ----------   ------------
FROM OPERATIONS:
  Net investment income (loss)    $  1,190      $    806    $  1,372   $   902    $   478      $   586      $    34       $    60
  Net realized gain (loss)               -             -         (85)      848     10,191        5,156        3,904           877
  Change in net unrealized
   appreciation/depreciation             -             -      (2,466)     (809)      (631)      (2,428)       1,396           784
                                  --------      --------    --------   -------    -------      -------      -------       -------
  Increase (decrease) in net
   assets                            1,190           806       (1,179)     941     10,038        3,314        5,334         1,721
                                  --------      --------    --------   -------    -------      -------      -------       -------
FROM CONTRACT TRANSACTIONS:
  Purchases and transfers in        43,930        31,473       6,859    13,695      8,507       17,854        1,933         2,249
  Contract maintenance charges         (11)           (7)        (10)       (6)       (65)         (60)         (16)          (17)
  Other redemptions                (36,062)      (25,292)     (7,688)   (3,591)   (10,339)      (8,004)      (3,011)       (3,749)
  Adjustments to annuity reserves        -             -          (2)        -          -            -           (1)            -
                                  --------      --------    --------   -------    -------      -------      -------       -------
  Increase (decrease) in net
   assets                            7,857         6,174        (841)   10,098     (1,897)       9,790       (1,095)       (1,517)
                                  --------      --------    --------   -------    -------      -------      -------       -------
    Net increase (decrease)
     in net assets                   9,047         6,980      (2,020)   11,039      8,141       13,104        4,239           204

NET ASSETS:
  Beginning of period               22,110        15,130      18,119     7,080     75,710       62,606       19,096        18,892
                                  --------      --------    --------   -------    -------      -------      -------       -------
  End of period                   $ 31,157      $ 22,110    $ 16,099   $18,119    $83,851      $75,710      $23,335       $19,096
                                  ========      ========    ========   =======    =======      =======      =======       =======
UNITS ISSUED AND REDEEMED:
  Beginning balance                 18,760        13,416       1,286       544      3,698        3,246        1,069         1,171
  Units issued                      75,424        60,600         712     1,121        789        1,317          143           215
  Units redeemed                   (68,802)      (55,256)       (784)     (379)      (888)        (865)        (207)         (317)
                                  --------      --------    --------   -------    -------      -------      -------       -------
  Ending balance                    25,382        18,760       1,214     1,286      3,599        3,698        1,005         1,069
                                  ========      ========    ========   =======    =======      =======      =======       =======

                                    Scudder VLIF Capital      Alger American            BT Equity                 BT Small
                                      Growth Portfolio       Growth Portfolio           500 Index                 Cap Index
                                        Fund Account           Fund Account            Fund Account              Fund Account
                                  ------------------------- -------------------  -----------------------   -------------------------
                                     1999         1998         1999      1998        1999        1998*         1999         1998*
                                  ---------    -----------  ---------  --------  -----------   ---------   ----------   ------------
FROM OPERATIONS:
  Net investment income (loss)    $   (226)     $      1    $   (489)   $  (207)   $    25      $    11      $    19       $     3
  Net realized gain (loss)           5,474         2,176      10,800      7,053        642          260           67           (79)
  Change in net unrealized
   appreciation/depreciation         9,513         3,581      12,971      9,335      3,398        1,177          615           (23)
                                  --------      --------    --------    -------    -------      -------      -------       -------
  Increase (decrease) in net
   assets                           14,761         5,758       23,282    16,181      4,065        1,448          701           (99)
                                  --------      --------    --------    -------    -------      -------      -------       -------
FROM CONTRACT TRANSACTIONS:
  Purchases and transfers in        10,725        12,666      33,241     11,212     17,875       12,072        2,479         2,915
  Contract maintenance charges         (32)          (24)        (51)       (37)        (9)          (1)          (1)            -
  Other redemptions                 (2,875)       (3,164)     (8,794)    (3,725)    (3,971)      (1,019)        (804)         (594)
  Adjustments to annuity reserves        -             -           -          -          -            -            -             -
                                  --------      --------    --------    -------    -------      -------      -------       -------
  Increase (decrease) in net
   assets                            7,818         9,478      24,396      7,450     13,895       11,052        1,674         2,366
                                  --------      --------    --------    -------    -------      -------      -------       -------
    Net increase (decrease)
     in net assets                  22,579        15,236      47,678     23,631     17,960       12,500        2,375         2,267

NET ASSETS:
  Beginning of period               37,720        22,484      55,172     31,541     12,500            -        2,267             -
                                  --------      --------    --------    -------    -------      -------      -------       -------
  End of period                   $ 60,299      $ 37,720    $102,850    $55,172    $30,460      $12,500      $ 4,642       $ 2,267
                                  ========      ========    ========    =======    =======      =======      =======       =======
UNITS ISSUED AND REDEEMED:
  Beginning balance                  1,543         1,125       2,058      1,730      1,136            -          257             -
  Units issued                         553           686       1,326        607      1,719        1,267          293           338
  Units redeemed                      (259)         (268)       (494)      (279)      (538)        (131)        (109)          (81)
                                  --------      --------    --------    -------    -------      -------      -------       -------
  Ending balance                     1,837         1,543       2,890      2,058      2,317        1,136          441           257
                                  ========      ========    ========    =======    =======      =======      =======       =======

A-6   ANNUAL REPORT   1999

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets

VARIABLE FUND ACCOUNTS (In Thousands)                    Year Ended December 31,

                                          USAA Life             USAA Life             USAA Life                   BT EAFE(R)
                                       Diversified Assets    Aggressive Growth      International                Equity Index
                                         Fund Account          Fund Account          Fund Account                Fund Account
                                  ------------------------- -------------------  -----------------------   -------------------------
                                     1999         1998         1999      1998        1999        1998          1999         1998
                                  ---------    -----------  ---------  --------  -----------   ---------   ----------   ------------
FROM OPERATIONS:
  Net investment income (loss)    $  1,069      $    916    $    (67)  $   (26)   $     4      $     3      $    13       $     6
  Net realized gain (loss)           9,128         1,021       1,586        72         (6)         (11)          96            (5)
  Change in net unrealized
   appreciation/depreciation        (7,854)          323       6,465       765        450           33          158            28
                                  --------      --------    --------   -------    -------      -------      -------       -------
  Increase (decrease) in net
   assets                            2,343         2,260        7,984      811        448           25          267            29
                                  --------      --------    --------   -------    -------      -------      -------       -------
FROM CONTRACT TRANSACTIONS:
  Purchases and transfers in         8,540        10,280       9,536     3,295        733          767        1,068           610
  Contract maintenance charges         (26)          (21)         (7)       (3)        (1)          (2)           -             -
  Other redemptions                 (4,175)       (2,568)       (658)   (1,981)      (550)        (738)        (501)          (73)
  Adjustments to annuity reserves        -             -           -         -          -            -            -             -
                                  --------      --------    --------   -------    -------      -------      -------       -------
  Increase (decrease) in net
   assets                            4,339         7,691       8,871     1,311        182           27          567           537
                                  --------      --------    --------   -------    -------      -------      -------       -------
    Net increase (decrease)
     in net assets                   6,682         9,951      16,855     2,122        630           52          834           566

NET ASSETS:
  Beginning of period               33,141        23,190       4,442     2,320      1,596        1,544          566             -
                                  --------      --------    --------   -------    -------      -------      -------       -------
  End of period                   $ 39,823      $ 33,141    $ 21,297   $ 4,442    $ 2,226      $ 1,596      $ 1,400       $   566
                                  ========      ========    ========   =======    =======      =======      =======       =======
UNITS ISSUED AND REDEEMED:
  Beginning balance                  1,844         1,404         317       198        153          153           55             -
  Units issued                         639           748         813       306         71           79           99            63
  Units redeemed                      (408)         (308)       (341)     (187)       (56)         (79)         (48)           (8)
                                  --------      --------    --------   -------    -------      -------      -------       -------
  Ending balance                     2,075         1,844         789       317        168          153          106            55
                                  ========      ========    ========   =======    =======      =======      =======       =======

* Variable fund accounts commenced operations May 1, 1998.
  See accompanying Notes to Financial Statements on page A-8.


                                                     1999   ANNUAL REPORT   A-7

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Notes To Financial Statements

                                                               December 31, 1999
--------------------------------------------------------------------------------

1) Organization

The Separate Account of USAA Life Insurance Company (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a wholly owned subsidiary of the United Services Automobile Association (USAA).

The Separate Account is divided into twelve variable fund accounts, each of which invests in a corresponding fund. The funds' objectives can be found on page A-2 in this report. Units of the Separate Account are sold only in connection with the Variable Annuity Contract.

The fund accounts available within the Separate Account include: the USAA
Life Money Market Fund Account, USAA Life Income Fund Account, USAA Life
Growth and Income Fund Account, USAA Life World Growth Fund Account, USAA
Life Diversified Assets Fund Account, USAA Life Aggressive Growth Fund
Account, and USAA Life International Fund Account; the Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life
Investment Fund (Scudder VLIF Capital Growth Portfolio Fund Account); the
Fund Account of the American Growth Portfolio of the Alger American Fund
(Alger American Growth Portfolio Fund Account); and the Fund Accounts of the Equity 500 Index Fund, Small Cap Index Fund and EAFE(R) Equity Index Fund, which are funds of the Bankers Trust (BT) Insurance Funds Trust series (BT Equity 500 Index Fund Account, BT Small Cap Index Fund Account and BT EAFE(R) Equity Index Fund Account).

The assets of the Separate Account are the property of USAA Life and are not chargeable with liabilities arising out of any other business of USAA Life.

2) Summary of Significant Accounting Policies

Security Valuation

Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the fund. Gains or losses on securities transactions are determined on the basis of the first-in first-out (FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

Annuity Reserves

Annuity reserves for contracts in the payout phase are comprised of net contract purchase payments, less benefits. These reserves are adjusted daily for the net investment income and net realized gain (loss) and change in net unrealized appreciation/depreciation on investments. The mortality risk is fully borne by USAA Life. The mortality calculations are based on the 1983a Individual Annuitant Mortality Table at 3.0% interest. This may result in additional amounts being transferred into the Separate Account by USAA Life to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to USAA Life.

Distributions

The net investment income (loss) and realized capital gains of the Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

Federal Income Tax

Operations of the Separate Account are included in the federal income tax return of USAA Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operation of the Separate Account.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

3) Related Party Transactions

During the year ended December 31, 1999, advisory and administrative fees of approximately $989,000 were paid or payable to USAA Investment Management Company (USAA IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The funds' advisory fees are computed on an annualized rate of 0.20% of the monthly average net assets for each calendar month of each fund of the Trust except for the USAA Life Aggressive Growth Fund, which accrues at an annualized rate of 0.50%, and USAA Life International Fund, which accrues at an annualized rate of 0.65%. The funds are an investment option for both the Variable Universal Life Policy and the Flexible Premium Deferred Combination Fixed and Variable Annuity Contract. Administrative fees are based on USAA IMCO's estimated time incurred to provide such services.


----------------------------
  A-8  ANNUAL REPORT  1999

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Notes To Financial Statements

         (Continued)                                 December 31, 1999
--------------------------------------------------------------------------------

4) Expenses

A mortality and expense risk charge is deducted by USAA Life from the Separate Account on a daily basis which is equal, on an annual basis, to 0.65% of the daily net assets of each variable fund account. The mortality risks assumed by USAA Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant in accordance with annuity rates guaranteed in the contracts under distribution options that involve life contingencies. USAA Life will also assume a mortality risk by its contractual obligation to pay a death benefit upon the death of an annuitant or contractowner prior to the Distribution Phase. The expense risk assumed by USAA Life is that the costs of administering the contracts and the Separate Account may exceed the amount recovered from the contract maintenance and administration expense charges. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Contracts and each variable fund account. USAA Life assesses each variable fund account a daily administrative charge at an annualized rate of 0.10% of the daily net assets of each variable fund account. Beginning on the first anniversary of the effective date, and on each anniversary thereafter, a maintenance charge of $30 is deducted by USAA Life through a redemption of units from the accumulated value of each contract. This charge will apply only while the contract is in the accumulation phase. Any premium tax levied by a state or government entity with respect to the Separate Account will be charged against the contract.

                                                    ----------------------------
                                                     1999   ANNUAL REPORT  A-9

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                         Notes To Financial Statements

         (Continued)                                 December 31, 1999
--------------------------------------------------------------------------------

5) Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each period is as follows:

                                       USAA Life Money Market Fund Account
                                              Year Ended December 31,
                                1999         1998         1997         1996        1995(a)
                               ------       ------       ------       ------       -------
At end of period:
  Accumulation units (000)       25,382       18,760       13,416       10,383        5,478
  Annuity units (000)                 -            -            -            -            -
  Accumulation unit value    $ 1.227534   $ 1.178565   $ 1.127755   $ 1.082816   $ 1.040729
  Net assets (000)           $   31,157   $   22,110   $   15,130   $   11,243   $    5,702
Ratio of expenses to
  average net assets            1.10%(d)     1.10%(d)     1.50%(d)     1.50%(d)  1.50%(d)(e)
Ratio of expenses to
    average net assets,
    excluding reimbursements    1.31%        1.55%        1.85%        2.39%     3.44%(e)

                                            USAA Life Income Fund Account
                                               Year Ended December 31,
                                1999         1998         1997         1996        1995(a)
                               ------       ------       ------       ------       -------
At end of period:
  Accumulation units (000)       1,208        1,280          545          430           89
  Annuity units (000)                6            6           -            -            -
  Accumulation unit value   $13.262741   $14.089499   $13.002940   $11.785992   $11.848795
  Net assets (000)          $   16,099   $   18,119   $    7,080   $    5,073   $    1,051
Ratio of expenses to
  average net assets           1.10%(d)     1.10%(d)     1.50%(d)     1.50%(d)  1.50%(d)(e)
Ratio of expenses to
    average net assets,
    excluding reimbursements   1.43%        1.30%        1.67%        1.80%     1.80%(e)

                                                                                                     USAA Life Aggressive
                                      USAA Life Diversified Assets Fund Account                      Growth Fund Account
                                                  Year Ended December 31,                          Year Ended December 31,
                                  1999         1998        1997        1996      1995(a)        1999        1998        1997(b)
                                 ------       ------      ------      ------    --------       ------      ------      --------
At end of period:
  Accumulation units (000)          2,072       1,841       1,401         696          86            789         317         197
  Annuity units (000)                   3           3           3           3           -              -           -           -
  Accumulation unit value      $19.192009  $17.974654  $16.518656  $13.844197  $12.243941     $26.991318  $13.993064  $11.735078
  Net assets (000)             $   39,823  $   33,141  $   23,190  $    9,675  $    1,047     $   21,297  $    4,442  $    2,320
Ratio of expenses to
  average net assets              1.10%(d)    1.10%(d)    1.50%(d)    1.50%(d) 1.50%(d)(e)       1.45%(d)    1.45%(d) 1.85%(d)(e)
Ratio of expenses to
  average net assets,
    excluding reimbursements      1.25%       1.20%       1.57%       1.76%    1.79%(e)          1.69%       1.59%    2.00%(e)

                                                                                           BT Equity 500          BT Small Cap
                                Alger American Growth Portfolio Fund Account            Index Fund Account     Index Fund Account
                                          Year Ended December 31,                    Year Ended December 31, Year Ended December 31,
                               1999         1998        1997        1996      1995(a)     1999      1998(c)    1999     1998(c)
                              ------       ------      ------      ------    --------    ------    --------   ------   --------
At end of period:
  Accumulation units (000)       2,885      2,053      1,722      1,639        630       2,317      1,136         441         257
  Annuity units (000)                5          5          8          9          -           -          -           -           -
  Accumulation unit value   $35.583778 $26.806157 $18.239579 $14.672583 $13.095503  $13.147788 $11.003536  $10.526480  $ 8.825971
  Net assets (000)          $  102,850 $   55,172 $   31,541 $   24,168 $    8,245  $   30,460 $   12,500  $    4,642  $    2,267
Ratio of expenses to
  average net assets             1.54%      1.54%      1.94%      1.94%    2.00%(e)   1.05%(d)   1.05%(d)(e) 1.20%(d) 1.20%(d)(e)
Ratio of expenses to
    average net assets,
    excluding reimbursements       NA         NA         NA         NA       NA        1.16%      1.94%(e)    1.86%    2.33%(e)

-------------------------------
  A-10 | ANNUAL REPORT | 1999

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                         Notes To Financial Statements

         (Continued)                                 December 31, 1999
--------------------------------------------------------------------------------

                                        USAA Life Growth and Income Fund Account
                                                 Year Ended December 31,
                                1999         1998         1997         1996        1995(a)
                               ------       ------       ------       ------       -------
At end of period:
  Accumulation units (000)        3,598        3,697        3,242        1,515          205
  Annuity units (000)                 1            1            4            3            -
  Accumulation unit value    $23.296591   $20.468785   $19.287258   $15.432048   $12.579981
  Net assets (000)           $   83,851   $   75,710   $   62,606   $   23,417   $    2,574
Ratio of expenses to
  average net assets            1.10%(d)     1.10%(d)       1.49%      1.50%(d)  1.50%(d)(e)
Ratio of expenses to
    average net assets,
    excluding reimbursements    1.12%        1.12%          NA         1.68%     1.81%(e)

                                           USAA Life World Growth Fund Account
                                                  Year Ended December 31,
                                1999         1998         1997         1996        1995(a)
                               ------       ------       ------       ------       -------
At end of period:
  Accumulation units (000)       1,003        1,066        1,168          692          161
  Annuity units (000)                2            3            3            3            -
  Accumulation unit value   $23.209674   $17.860722   $16.144375   $14.314911   $11.947438
  Net assets (000)          $   23,335   $   19,096   $   18,892   $    9,948   $    1,924
Ratio of expenses to
  average net assets           1.40%(d)     1.40%(d)       1.74%      1.80%(d)  1.80%(d)(e)
Ratio of expenses to
  average net assets,
  excluding reimbursements     1.50%        1.41%          NA         1.97%     2.02%(e)

                                       USAA Life International
                                           Fund Account                    Scudder VLIF Capital Growth Portfolio Fund Account
                                       Year Ended December 31,                         Year Ended December 31,
                                  1999         1998        1997(b)        1999      1998        1997        1996        1995(a)
                                 ------       ------      --------       ------    ------      ------      ------      --------
At end of period:
  Accumulation units (000)            168         153         153          1,837       1,543       1,125         689          93
  Annuity units (000)                   -           -           -              -           -           -           -           -
  Accumulation unit value      $13.269162  $10.417977  $10.113861     $32.816021  $24.448446  $19.989715  $14.894774  $12.543192
  Net assets (000)             $    2,226  $    1,596  $    1,544     $   60,299  $   37,730  $   22,484  $   10,266  $    1,165
Ratio of expenses to
  average net assets              1.85%(d)    1.85%(d) 2.25%(d)(e)         1.24%      1.26%        1.66%       1.68%       1.72%(e)
Ratio of expenses to
  average net assets,
  excluding reimbursements        2.04%       2.10%       2.39%(e)           NA         NA           NA          NA          NA

                                    BT EAFE(R) Equity
                                   Index Fund Account
                                 Year Ended December 31,
                                   1999           1998(c)
                                  ------          ------
At end of period:
  Accumulation units (000)            106            55
  Annuity units (000)                   -             -
  Accumulation unit value      $13.154856    $10.386978
  Net assets (000)             $    1,400    $      566
Ratio of expenses to
  average net assets                1.40%(d)      1.40%(d)(e)
Ratio of expenses to
  average net assets,
  excluding reimbursements          1.83%         2.41%(e)

(a) Variable fund accounts commenced operations February 6, 1995 with an initial accumulation unit value of $10.00 per unit, except for USAA Life Money Market Fund Account which commenced operations with an initial accumulation unit value of $1.00 per unit.

(b) Variable fund accounts commenced operations May 1, 1997 with an initial accumulation unit value of $10.00 per unit.

(c) Variable fund accounts commenced operations May 1, 1998 with an initial accumulation unit value of $10.00 per unit.

(d) The information is based on actual expenses to the contractowner for the period, including the expenses of the underlying fund, after giving effect to reimbursement of fund expenses by USAA
    Life.

(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

                                                      1999   ANNUAL REPORT  A-11